Inventories (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Schedule of Inventories

Inventories consisted of the following:

	September 30, 2016	December 31, 2015
Raw material	$66	$3
Work-in-progress	12,352	11,096
Finished goods	646	1,021
Spare parts	40	22

Total inventory	13,104	12,142
Less: current portion	6,168	4,181

Total inventory, net of current portion	$6,936	$7,961

Inventories consisted of the following at December 31, 2015 and 2014:

	2015	2014
Raw material	$3	$—
Work-in-progress	11,096	9,478
Finished goods	1,021	180
Spare parts	22	22

Total	12,142	9,680
Less: current portion	4,181	8,630

Inventories, long-term	$7,961	$1,050